UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549
                            Form 13F
                       FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended:  September 30,
2008

Check here if Amendment [ ]; Amendment Number: ______
 This Amendment (Check only one.): [ ] is a restatement.
                            [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:
Name:     Lingold Associates LLC

Address:  500 Fifth Avenue, 50th Floor
          New York, NY  10110

Form 13F File Number: 028-10921

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:     Michael F. Moran

Title:    Chief Compliance Officer

Phone:    (212) 391-8960

Signature, Place, and Date of Signing:

Michael F. Moran    New York, NY 10110  October 31, 2008

Report Type (Check only one.):

[X]13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ]13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ]13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


Form 13F File Number Name
028-10921

FORM 13F SUMMARY PAGE

Report Summary:



Number of Other Included

Managers: NONE



Form 13F Information Table Entry

Total: 34



Form 13F Information Table Value
Total: 117802(thousands)
List of Other Included Managers: NONE

                                                          FORM 13F INFORMATION TABLE

                                                          VALUE     SHRS OR  SH/ INVESTMT   OTHER      VOTING AUTHORITY
NAME OF ISSUER              TITLE OF CLASS   Cusip        (X$1000)  PRN AMT  PRN DISCRETN   MANAGERS   SOLE      SHARED   NONE
----------------------      ---------------  ------------ --------  ----------
AMERICAN INDEPENDENC        COM NEW          026760405           723   106475SH  SOLE                      106475
AMERICAN VANGUARD CO        COM              030371108          1992   132115SH  SOLE                      132115
ANALOG DEVICES              COM              032654105          3348   127070SH  SOLE                      127070
BED BATH & BEYOND IN        COM              075896100          6045   192445SH  SOLE                      192445
CEMEX                       SPON ADR NEW     151290889          4118   239162SH  SOLE                      239162
COVIDIEN LTD                COM              G2552X108          6061   112742SH  SOLE                      112742
D R HORTON INC              COM              23331A109          2764   212305SH  SOLE                      212305
FORESTAR REAL ESTATE        COM              346233109          1269    86016SH  SOLE                       86016
FREEPORT-MCMORAN COP        COM              35671D857          3505    61650SH  SOLE                       61650
GENERAL AMERICAN INV        COM              368802104          3047   117797SH  SOLE                      117797
GENERAL ELECTRIC            COM              369604103          5443   213440SH  SOLE                      213440
GRACO INC                   COM              384109104          4280   120190SH  SOLE                      120190
GUARANTY FINANCIAL G        COM              40108N106           279    70731SH  SOLE                       70731
HESS CORP                   COM              42809H107          3180    38745SH  SOLE                       38745
ILLINOIS TOOL WORKS         COM              452308109          5893   132567SH  SOLE                      132567
INDEPENDENCE HOLDING        COM NEW          453440307           769    66600SH  SOLE                       66600
INGERSOLL-RAND              CL A             G4776G101          3227   103540SH  SOLE                      103540
INTEL CORP                  COM              458140100          4877   260410SH  SOLE                      260410
J P MORGAN CHASE            COM              46625H100          6417   137405SH  SOLE                      137405
LAMAR ADVERTISING CO        CL A             512815101          4124   133505SH  SOLE                      133505
M & T BANK CORP             COM              55261F104          5546    62135SH  SOLE                       62135
MARATHON OIL                COM              565849106          4655   116760SH  SOLE                      116760
MERRILL LYNCH               COM              590188108          2198    86870SH  SOLE                       86870
NABORS INDUSTRIES           SHS              G6359F103          2709   108700SH  SOLE                      108700
NALCO HOLDING CO            COM              62985Q101          4486   241980SH  SOLE                      241980
PLAINS EXPLORATION &        COM              726505100          2949    83883SH  SOLE                       83883
REGENERON PHARMACEUT        COM              75886F107           275    12600SH  SOLE                       12600
SOUTHWEST AIRLINES C        COM              844741108          5216   359495SH  SOLE                      359495
ULTRA SHORT PRO SHRS        ULTRSHRT FNL     74347R62            212     2100SH  SOLE                        2100
UNITED PARCEL SERVIC        CL B             911312106          3197    50835SH  SOLE                       50835
UNITEDHEALTH GROUP I        COM              91324P102          3301   130000SH  SOLE                      130000
WESTERN UNION CO            COM              959802109          3755   152210SH  SOLE                      152210
WEYERHAEUSER CO             COM              962166104          5270    87000SH  SOLE                       87000
WINNEBAGO                   COM              974637100          2672   206780SH  SOLE                      206780
